Expense Example {- Franklin LifeSmart™ 2050 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2050 Retirement Target Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	935
5 years	1,276
10 years	2,246
Class C
Expense Example:
1 year	248
3 years	638
5 years	1,159
10 years	2,601
Class R
Expense Example:
1 year	97
3 years	485
5 years	900
10 years	2,071
Class R6
Expense Example:
1 year	41
3 years	229
5 years	434
10 years	1,031
Advisor Class
Expense Example:
1 year	46
3 years	329
5 years	634
10 years	$ 1,512